John Hancock
Diversified Real Assets Fund
Quarterly portfolio holdings 12/31/2023

Fund’s investments
As of 12-31-23 (unaudited)
	Shares	Value
Common stocks 99.0%		$1,040,509,079
(Cost $811,122,238)
Communication services 0.9%		9,397,804
Diversified telecommunication services 0.3%
Nippon Telegraph & Telephone Corp.	2,629,325	3,210,628
Wireless telecommunication services 0.6%
KDDI Corp.	93,600	2,968,852
SK Telecom Company, Ltd.	82,840	3,218,324
Consumer discretionary 1.6%		16,773,381
Hotels, restaurants and leisure 0.9%
Hyatt Hotels Corp., Class A (A)	24,708	3,222,170
Marriott International, Inc., Class A	12,942	2,918,550
Oriental Land Company, Ltd.	75,128	2,792,380
Household durables 0.7%
Kaufman & Broad SA	23,211	772,989
Sekisui House, Ltd.	126,600	2,806,244
The Berkeley Group Holdings PLC	31,358	1,872,106
Toll Brothers, Inc.	23,241	2,388,942
Consumer staples 0.1%		922,015
Consumer staples distribution and retail 0.1%
Alimentation Couche-Tard, Inc.	15,657	922,015
Energy 32.1%		337,848,900
Energy equipment and services 2.6%
Aker Solutions ASA	193,242	798,082
Baker Hughes Company	71,964	2,459,730
ChampionX Corp.	41,494	1,212,040
Enerflex, Ltd. (A)	159,488	737,830
Halliburton Company	178,046	6,436,363
Helmerich & Payne, Inc.	28,493	1,032,016
Noble Corp. PLC	33,499	1,613,312
Patterson-UTI Energy, Inc.	150,251	1,622,711
Schlumberger, Ltd.	181,807	9,461,236
TechnipFMC PLC	85,093	1,713,773
Oil, gas and consumable fuels 29.5%
Advantage Energy, Ltd. (B)	189,297	1,218,598
Aker BP ASA	87,138	2,531,151
Antero Resources Corp. (B)	41,174	933,826
ARC Resources, Ltd. (A)	138,171	2,051,110
BP PLC	2,422,089	14,358,301
Cameco Corp. (A)	204,710	8,826,144
Canadian Natural Resources, Ltd.	269,882	17,681,187
Cenovus Energy, Inc.	638,128	10,633,460
Cheniere Energy, Inc.	10,109	1,725,707
Chevron Corp.	146,300	21,822,108
ConocoPhillips	139,396	16,179,694
Coterra Energy, Inc.	159,551	4,071,742
Devon Energy Corp.	100,575	4,556,048
Diamondback Energy, Inc.	31,872	4,942,710
Enbridge, Inc. (A)	44,855	1,615,677
Energy Fuels, Inc. (A)(B)	59,455	426,265
Enerplus Corp.	166,744	2,555,806
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EOG Resources, Inc.	74,466	$9,006,663
EQT Corp.	167,378	6,470,833
Equinor ASA	210,095	6,658,325
Exxon Mobil Corp.	249,661	24,961,107
Galp Energia SGPS SA	256,569	3,775,066
Hess Corp.	25,628	3,694,532
Imperial Oil, Ltd. (A)	67,455	3,842,499
Kelt Exploration, Ltd. (B)	317,758	1,371,704
Keyera Corp.	109,868	2,655,803
Marathon Petroleum Corp.	62,951	9,339,410
MEG Energy Corp. (B)	150,247	2,683,934
Neste OYJ	26,644	947,187
NexGen Energy, Ltd. (A)(B)	482,039	3,372,327
NuVista Energy, Ltd. (B)	158,791	1,323,009
Occidental Petroleum Corp.	102,757	6,135,620
ONEOK, Inc.	17,137	1,203,360
Pembina Pipeline Corp.	133,110	4,582,829
Phillips 66	55,119	7,338,544
Pioneer Natural Resources Company	43,847	9,860,313
Shell PLC	800,339	26,198,338
Suncor Energy, Inc.	412,662	13,220,257
Targa Resources Corp.	40,682	3,534,045
TC Energy Corp.	56,144	2,193,135
The Williams Companies, Inc.	219,847	7,657,271
Topaz Energy Corp.	50,555	739,411
TotalEnergies SE	247,213	16,810,208
Tourmaline Oil Corp.	74,062	3,330,708
Uranium Royalty Corp. (A)(B)	125,000	337,500
Valero Energy Corp.	69,475	9,031,750
Var Energi ASA	239,204	756,698
Woodside Energy Group, Ltd., ADR (A)	75,860	1,599,887
Financials 0.3%		2,719,533
Financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	7,625	2,719,533
Health care 0.3%		2,896,492
Health care providers and services 0.3%
Brookdale Senior Living, Inc. (B)	497,679	2,896,492
Industrials 2.5%		26,667,531
Commercial services and supplies 0.0%
Aker Carbon Capture ASA (B)	104,716	139,662
Construction and engineering 0.6%
SHO-BOND Holdings Company, Ltd.	38,200	1,695,308
Vinci SA	35,733	4,496,820
Electrical equipment 0.6%
Array Technologies, Inc. (B)	68,089	1,143,895
NEXTracker, Inc., Class A (B)	4,929	230,924
Plug Power, Inc. (A)(B)	25,933	116,699
Sunrun, Inc. (B)	74,180	1,456,153
Vestas Wind Systems A/S (B)	109,877	3,476,698
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

	Shares	Value
Industrials (continued)
Ground transportation 0.3%
Canadian National Railway Company	27,057	$3,400,886
Industrial conglomerates 0.4%
CK Hutchison Holdings, Ltd.	314,932	1,692,005
Keppel Corp., Ltd.	507,115	2,713,474
Machinery 0.1%
Chart Industries, Inc. (A)(B)	7,305	995,891
Trading companies and distributors 0.0%
Yellow Cake PLC (B)(C)	15,000	118,264
Transportation infrastructure 0.5%
Aena SME SA (C)	20,514	3,723,513
Shanghai International Airport Company, Ltd., Class A (B)	274,200	1,267,339
Information technology 1.2%		12,542,687
Electronic equipment, instruments and components 0.1%
Advanced Energy Industries, Inc.	6,766	736,953
IT services 0.1%
NEXTDC, Ltd. (B)	91,197	851,674
Semiconductors and semiconductor equipment 1.0%
Analog Devices, Inc.	8,965	1,780,090
Enphase Energy, Inc. (B)	13,512	1,785,476
First Solar, Inc. (B)	10,676	1,839,261
ON Semiconductor Corp. (B)	20,771	1,735,002
Power Integrations, Inc.	20,849	1,711,911
SolarEdge Technologies, Inc. (B)	12,399	1,160,546
Wolfspeed, Inc. (A)(B)	21,645	941,774
Materials 17.9%		188,334,558
Chemicals 0.5%
Air Liquide SA	3,450	671,698
Albemarle Corp.	7,551	1,090,968
Dow, Inc.	11,727	643,109
DuPont de Nemours, Inc.	10,756	827,459
LyondellBasell Industries NV, Class A	5,963	566,962
NanoXplore, Inc. (A)(B)	174,300	319,648
Nutrien, Ltd.	19,185	1,080,835
Nutrien, Ltd. (New York Stock Exchange)	7,975	449,232
Containers and packaging 0.1%
Smurfit Kappa Group PLC	36,000	1,428,789
Metals and mining 16.8%
Agnico Eagle Mines, Ltd.	185,113	10,149,398
Agnico Eagle Mines, Ltd. (New York Stock Exchange) (A)	13,028	714,586
Alamos Gold, Inc., Class A	117,000	1,573,480
Alcoa Corp.	107,091	3,641,094
Allkem, Ltd. (B)	30,000	203,776
Altius Minerals Corp.	41,376	575,807
Anglo American PLC	45,622	1,141,767
AngloGold Ashanti PLC (A)	31,064	580,586
Antofagasta PLC	3,457	73,917
Arch Resources, Inc.	5,815	964,941
Artemis Gold, Inc. (B)	238,421	1,137,180
Aya Gold & Silver, Inc. (A)(B)	99,658	730,296
B2Gold Corp.	389,459	1,231,526
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Barrick Gold Corp.	473,033	$8,546,402
BHP Group, Ltd., ADR (A)	244,025	16,669,348
Boliden AB	30,598	957,703
Bravo Mining Corp. (B)	72,000	160,296
Calibre Mining Corp. (A)(B)	240,000	246,330
Canada Nickel Company, Inc. (A)(B)	825,000	709,785
Capstone Copper Corp. (B)	1,005,167	4,892,892
Champion Iron, Ltd. (A)	694,891	3,912,220
Constellium SE (B)	118,300	2,361,268
Endeavour Mining PLC	116,778	2,623,660
ERO Copper Corp. (A)(B)	218,182	3,449,615
Filo Corp. (A)(B)	63,500	1,011,649
First Quantum Minerals, Ltd.	297,345	2,434,771
Foran Mining Corp. (A)(B)	200,000	588,657
Franco-Nevada Corp.	22,180	2,456,782
Freeport-McMoRan, Inc.	469,178	19,972,907
Glencore PLC	160,299	963,564
Global Atomic Corp. (A)(B)	126,500	265,401
Gold Fields, Ltd., ADR	87,794	1,269,501
Hudbay Minerals, Inc.	639,609	3,518,924
IGO, Ltd.	170,000	1,047,731
Iluka Resources, Ltd.	90,600	407,554
Ivanhoe Electric, Inc. (A)(B)	106,050	1,068,984
Ivanhoe Mines, Ltd., Class A (A)(B)	503,735	4,885,095
K92 Mining, Inc. (A)(B)	205,720	1,010,707
Karora Resources, Inc. (A)(B)	655,345	2,408,611
Kinross Gold Corp.	712,844	4,314,561
Latin Resources, Ltd. (B)	1,750,000	339,067
Lithium Americas Argentina Corp. (A)(B)	44,400	279,793
Lithium Americas Corp. (A)(B)	44,400	284,819
Lucara Diamond Corp. (B)	420,070	122,053
Lundin Gold, Inc.	73,797	921,175
Lundin Mining Corp.	346,069	2,831,129
MAG Silver Corp. (B)	51,275	533,627
Marathon Gold Corp. (A)(B)	655,305	415,423
Nevada Copper Corp. (A)(B)	265,550	26,053
Newmont Corp.	136,754	5,660,248
Newmont Corp. (Toronto Stock Exchange)	2,206	91,317
Newmont Corp., CHESS Depositary Interest	9,057	374,881
Nickel 28 Capital Corp. (B)	356,691	228,812
Norsk Hydro ASA	339,564	2,282,416
Nouveau Monde Graphite, Inc. (A)(B)	87,617	228,680
Nucor Corp.	4,956	862,542
OceanaGold Corp.	462,106	885,815
Osisko Mining, Inc. (B)	353,234	711,773
Pan American Silver Corp. (A)	166,066	2,710,847
Pan American Silver Corp., CVR (B)	83,300	42,900
Piedmont Lithium, Inc. (A)(B)	37,100	1,047,333
Rio Tinto PLC, ADR (A)	138,102	10,283,075
Sandstorm Gold, Ltd.	27,979	140,629
Seabridge Gold, Inc. (B)	40,338	489,300
Sierra Rutile Holdings, Ltd. (B)	98,000	6,424
Sigma Lithium Corp. (A)(B)	37,900	1,195,879
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

	Shares	Value
Materials (continued)
Metals and mining (continued)
SilverCrest Metals, Inc. (A)(B)	138,340	$907,267
Skeena Resources, Ltd. (A)(B)	291,000	1,416,513
SolGold PLC (A)(B)	2,609,000	344,572
South32, Ltd.	446,666	1,010,198
Southern Copper Corp.	4,836	416,235
SSR Mining, Inc.	105,191	1,128,875
Steel Dynamics, Inc.	4,664	550,818
Stornoway Diamond Corp. (B)(D)	3,062,000	0
Talon Metals Corp. (B)	5,192,000	705,302
Teck Resources, Ltd., Class B	219,565	9,281,035
Torex Gold Resources, Inc. (B)	20,837	229,906
Trilogy Metals, Inc. (B)	696,952	305,069
Triple Flag Precious Metals Corp. (A)(B)	121,906	1,622,569
U.S. Steel Corp.	6,606	321,382
Vale SA, ADR	78,952	1,252,179
Warrior Met Coal, Inc.	22,324	1,361,094
Wesdome Gold Mines, Ltd. (B)	123,889	720,867
Wheaton Precious Metals Corp. (A)	143,801	7,094,277
Paper and forest products 0.5%
Canfor Corp. (B)	32,125	432,762
Interfor Corp. (B)	97,319	1,724,501
West Fraser Timber Company, Ltd.	29,937	2,561,155
Real estate 36.4%		382,057,872
Diversified REITs 2.2%
Charter Hall Group	117,635	963,796
Empire State Realty Trust, Inc., Class A	827,319	8,016,721
Essential Properties Realty Trust, Inc.	174,800	4,467,888
Land Securities Group PLC	355,080	3,186,634
Lar Espana Real Estate Socimi SA	170,400	1,156,596
Merlin Properties Socimi SA	87,180	967,965
Sekisui House REIT, Inc.	2,366	1,292,412
Stockland	1,020,406	3,094,517
Health care REITs 2.4%
CareTrust REIT, Inc.	264,654	5,922,957
Global Medical REIT, Inc.	80,734	896,147
Ventas, Inc.	30,164	1,503,374
Welltower, Inc.	182,873	16,489,658
Hotel and resort REITs 0.7%
Invincible Investment Corp.	3,507	1,515,788
Ryman Hospitality Properties, Inc.	57,083	6,282,555
Industrial REITs 5.2%
CapitaLand Ascendas REIT	1,082,006	2,480,579
EastGroup Properties, Inc.	29,040	5,330,002
Goodman Group	146,483	2,521,976
Plymouth Industrial REIT, Inc.	248,955	5,992,347
Prologis, Inc.	287,902	38,377,326
Office REITs 1.6%
Derwent London PLC	16,263	489,124
Gecina SA	14,184	1,726,745
Kilroy Realty Corp.	151,395	6,031,577
Nippon Building Fund, Inc.	454	1,965,314
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Real estate (continued)
Office REITs (continued)
SL Green Realty Corp.	150,007	$6,775,816
Real estate management and development 5.5%
Arealink Company, Ltd.	48,600	926,021
Castellum AB (B)	190,719	2,707,971
CBRE Group, Inc., Class A (B)	68,456	6,372,569
CK Asset Holdings, Ltd.	158,998	798,026
Colliers International Group, Inc. (A)	17,490	2,212,237
Corp. Inmobiliaria Vesta SAB de CV	412,000	1,633,831
Corp. Inmobiliaria Vesta SAB de CV, ADR (A)	170,638	6,760,678
CTP NV (C)	72,929	1,232,066
Daito Trust Construction Company, Ltd.	24,700	2,858,938
Emaar Properties PJSC	1,189,401	2,564,968
Kojamo OYJ	112,655	1,478,823
Mitsui Fudosan Company, Ltd.	202,727	4,956,615
Nomura Real Estate Holdings, Inc.	76,100	1,996,898
PSP Swiss Property AG	14,383	2,010,871
Sagax AB, B Shares	109,763	3,021,180
Savills PLC	82,157	1,013,817
Sirius Real Estate, Ltd.	635,879	765,110
Swire Pacific, Ltd., Class A	186,000	1,575,354
TAG Immobilien AG (B)	288,270	4,191,114
The Wharf Holdings, Ltd.	631,000	2,032,733
Tokyu Fudosan Holdings Corp.	290,500	1,851,187
Tricon Residential, Inc.	512,362	4,662,494
Residential REITs 4.9%
American Homes 4 Rent, Class A	268,977	9,672,413
AvalonBay Communities, Inc.	87,841	16,445,592
Boardwalk Real Estate Investment Trust	34,825	1,874,960
Comforia Residential REIT, Inc.	891	2,001,304
Essex Property Trust, Inc.	49,170	12,191,210
Sun Communities, Inc.	19,928	2,663,377
The UNITE Group PLC	75,012	996,420
Veris Residential, Inc.	354,183	5,571,299
Retail REITs 5.3%
Brixmor Property Group, Inc.	504,273	11,734,433
Frasers Centrepoint Trust	1,030,800	1,763,499
Hammerson PLC	5,121,842	1,851,211
Kite Realty Group Trust	66,197	1,513,263
Klepierre SA	108,403	2,959,468
Link REIT	753,491	4,230,893
NewRiver REIT PLC	1,168,146	1,228,206
Phillips Edison & Company, Inc.	147,757	5,390,175
Shaftesbury Capital PLC	1,030,476	1,813,789
Simon Property Group, Inc.	92,897	13,250,828
Tanger, Inc.	216,014	5,987,908
Vicinity, Ltd.	1,965,881	2,730,828
Wereldhave NV	55,112	880,405
Specialized REITs 8.6%
American Tower Corp.	43,382	9,365,306
CubeSmart	172,567	7,998,480
Digital Core REIT Management Pte, Ltd.	2,303,700	1,485,034
Digital Realty Trust, Inc.	49,291	6,633,583
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

	Shares	Value
Real estate (continued)
Specialized REITs (continued)
EPR Properties	153,052	$7,415,369
Equinix, Inc.	29,890	24,073,107
Extra Space Storage, Inc.	79,737	12,784,233
Iron Mountain, Inc.	113,107	7,915,228
Public Storage	20,863	6,363,215
VICI Properties, Inc.	194,527	6,201,521
Utilities 5.7%		60,348,306
Electric utilities 2.6%
American Electric Power Company, Inc.	36,511	2,965,423
Constellation Energy Corp.	16,575	1,937,452
Duke Energy Corp.	28,802	2,794,946
Edison International	45,338	3,241,214
EDP - Energias de Portugal SA	220,513	1,109,840
Enel SpA	442,470	3,291,887
Exelon Corp.	76,233	2,736,765
FirstEnergy Corp.	55,546	2,036,316
Iberdrola SA	236,276	3,099,174
NextEra Energy, Inc.	42,194	2,562,864
The Kansai Electric Power Company, Inc.	107,200	1,422,768
Gas utilities 0.3%
Atmos Energy Corp.	27,009	3,130,343
Independent power and renewable electricity producers 1.1%
Brookfield Renewable Corp., Class A	23,486	676,162
Brookfield Renewable Partners LP	87,974	2,311,957
China Longyuan Power Group Corp., Ltd., H Shares	2,446,081	1,857,516
RWE AG	88,887	4,045,497
Sunnova Energy International, Inc. (A)(B)	39,090	596,123
Vistra Corp.	55,491	2,137,513
Multi-utilities 1.4%
Dominion Energy, Inc.	54,252	2,549,844
Engie SA	237,961	4,191,984
National Grid PLC	248,964	3,353,871
Public Service Enterprise Group, Inc.	27,407	1,675,938
Sempra	44,426	3,319,955
Water utilities 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	214,900	3,302,954

Warrants 0.1%		$628,564
(Cost $0)
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (B)	16,146	628,564

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.0%				$41,772,505
(Cost $41,762,610)
U.S. Government 0.2%				1,450,000
U.S. Treasury Bill	4.450	01-02-24	1,450,000	1,450,000

	Yield (%)	Shares	Value
Short-term funds 3.3%			35,022,505
John Hancock Collateral Trust (E)	5.3645(F)	3,502,180	35,022,505

8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Par value^	Value
Repurchase agreement 0.5%		5,300,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 12-29-23 at 5.340% to be repurchased at $1,801,068 on 1-2-24, collateralized by $1,528,142 Federal National Mortgage Association, 3.710% - 5.500% due 4-1-31 to 12-1-38 (valued at $1,480,367) and $346,585 Government National Mortgage Association, 6.000% due 10-20-40 to 3-20-63 (valued at $355,633)	1,800,000	1,800,000
Goldman Sachs Tri-Party Repurchase Agreement dated 12-29-23 at 5.300% to be repurchased at $3,502,061 on 1-2-24, collateralized by $1,248,486 Federal Home Loan Mortgage Corp., 2.500% - 6.500% due 8-1-40 to 9-1-53 (valued at $1,309,007), $1,691,740 Federal National Mortgage Association, 3.000% - 4.500% due 3-1-33 to 2-1-57 (valued at $1,647,160) and $617,630 Government National Mortgage Association, 4.000% - 5.000% due 2-15-41 to 6-20-48 (valued at $613,833)	3,500,000	3,500,000

Total investments (Cost $852,884,848) 103.1%	$1,082,910,148
Other assets and liabilities, net (3.1%)	(32,116,004)
Total net assets 100.0%	$1,050,794,144

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	All or a portion of this security is on loan as of 12-31-23. The value of securities on loan amounted to $47,062,625. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $14,124,035 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 12-31-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 12-31-23:
United States	54.6%
Canada	18.8%
United Kingdom	6.9%
Australia	3.5%
Japan	3.3%
France	3.2%
Norway	1.3%
Hong Kong	1.0%
Other countries	7.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.  Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2023, by major security category or type:
	Total value at 12-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$9,397,804	—	$9,397,804	—
Consumer discretionary	16,773,381	$8,529,662	8,243,719	—
Consumer staples	922,015	922,015	—	—
Energy	337,848,900	265,015,544	72,833,356	—
Financials	2,719,533	2,719,533	—	—
Health care	2,896,492	2,896,492	—	—
Industrials	26,667,531	7,344,448	19,323,083	—
Information technology	12,542,687	11,691,013	851,674	—
Materials	188,334,558	177,425,073	10,909,485	—
Real estate	382,057,872	302,773,677	79,284,195	—
Utilities	60,348,306	34,672,815	25,675,491	—
Warrants	628,564	628,564	—	—
Short-term investments	41,772,505	35,022,505	6,750,000	—
Total investments in securities	$1,082,910,148	$849,641,341	$233,268,807	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,502,180	$49,272,079	$231,407,029	$(245,667,902)	$21,124	$(9,825)	$419,071	—	$35,022,505
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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